Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Real Estate Index Fund - Institutional Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	11.63%
Empower Real Estate Index Fund - Institutional Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	10.83%
Empower Real Estate Index Fund - Institutional Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
Empower Real Estate Index Fund - Institutional Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Real Estate Index Fund - Institutional Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Real Estate Index Fund - Institutional Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Real Estate Index Fund - Institutional Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower Real Estate Index Fund - Institutional Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Real Estate Index Fund - Institutional Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Empower Real Estate Index Fund - Institutional Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower Real Estate Index Fund - Institutional Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
Empower Real Estate Index Fund - Institutional Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Empower Real Estate Index Fund - Institutional Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.01%
Empower Real Estate Index Fund - Institutional Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.58%
Empower Real Estate Index Fund - Institutional Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower Real Estate Index Fund - Institutional Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.07%
Empower Real Estate Index Fund - Institutional Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Real Estate Index Fund - Institutional Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Real Estate Index Fund - Institutional Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower Real Estate Index Fund - Institutional Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Real Estate Index Fund - Institutional Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower Real Estate Index Fund - Institutional Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Empower Real Estate Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower Real Estate Index Fund - Investor Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	11.63%
Empower Real Estate Index Fund - Investor Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	10.83%
Empower Real Estate Index Fund - Investor Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
Empower Real Estate Index Fund - Investor Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Empower Real Estate Index Fund - Investor Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Real Estate Index Fund - Investor Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Real Estate Index Fund - Investor Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Empower Real Estate Index Fund - Investor Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Empower Real Estate Index Fund - Investor Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Empower Real Estate Index Fund - Investor Class | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Empower Real Estate Index Fund - Investor Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	20.79%
Empower Real Estate Index Fund - Investor Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Empower Real Estate Index Fund - Investor Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.01%
Empower Real Estate Index Fund - Investor Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.58%
Empower Real Estate Index Fund - Investor Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower Real Estate Index Fund - Investor Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.07%
Empower Real Estate Index Fund - Investor Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Real Estate Index Fund - Investor Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Real Estate Index Fund - Investor Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower Real Estate Index Fund - Investor Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Real Estate Index Fund - Investor Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Empower Real Estate Index Fund - Investor Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Empower Real Estate Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%